UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 12,611,947	$ 7,831,084
Restricted cash	17,410,074	8,826,110
Accounts receivable, net of allowance for doubtful accounts of $7,160,782 and $3,424,366 as of December 31, 2013 and September 30, 2014	6,848,729	9,909,662
Notes receivables	36,752,248	15,929,627
Prepaid expenses and other current assets	12,128,970	23,870,690
Advances to suppliers	2,401,354	860,546
Inventories	11,314,047	10,500,256
Amount due from related parties	9,523,297	13,416,452
Total current assets	108,990,666	91,144,427
Property, plant and equipment, net	517,946,921	488,504,183
Prepaid land use rights	29,487,807	30,377,493
Other non-current assets	171,060	173,440
TOTAL ASSETS	656,596,454	610,199,543
Current liabilities:
Short-term borrowings, including current portion of long-term borrowings	129,872,718	118,870,857
Accounts payable	14,601,266	17,695,490
Notes payable	28,655,861	1,573,646
Advances from customers	9,566,995	13,217,775
Payables for purchases of property, plant and equipment	37,308,771	51,766,695
Accrued expenses and other current liabilities	8,530,082	7,461,621
Amount due to related parties	74,684,185	88,537,790
Total current liabilities	303,219,878	299,123,874
Long-term borrowings	116,564,967	134,870,287
Advance from customers	4,616,813	11,924,121
Deferred government subsidies	27,025,148	26,954,700
Total liabilities	451,426,806	472,872,982
Commitments (Note 17)
Daqo New Energy Corp. shareholders' equity:
Ordinary shares; $0.0001 per value 500,000,000 shares authorized as of December 31, 2013 and September 30, 2014 , respectively; 175,714,103 and 240,714,103 shares issued as of December 31, 2013 and September 30, 2014, respectively and 173,427,853 and 223,577,853 shares outstanding as of December 31, 2013 and September 30, 2014, respectively	22,358	17,343
Additional paid in capital	202,983,882	146,676,163
Retained accumulated losses	(19,624,288)	(32,667,469)
Accumulated other comprehensive income	22,186,368	23,699,196
Treasury Stock, at cost (2,286,250 and 2,286,250 shares as of December 31, 2013 and September 30, 2014, respectively)	(398,672)	(398,672)
Total Daqo New Energy Corp. shareholders' equity	205,169,648	137,326,561
Noncontrolling interest
Total equity	205,169,648	137,326,561
TOTAL LIABILITIES AND EQUITY	$ 656,596,454	$ 610,199,543